UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in its charter)

51 JKK Parkway Short Hills, NJ 07078

(Address of principal executive offices) (Zip code)

CITCO MUTUAL FUND SERVICES, INC. 83 General Warren Boulevard, Suite 200 Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code:      1-866-202-2263

Date of fiscal year end:        11/30/2004

Date of reporting period:      7/1/2003 - 06/30/2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve -month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

The Fairholme Fund Proxy Voting Report

Issuer	Ticker Symbol	CUSIP	Meeting Date	Matter Voted On	Who Proposed the Issue (Issuer / Security Holder)	Was a Vote Cast	How was the Vote Cast (For/Against)	For or Against Management
Issuer	Symbol	CUSIP	Meeting	Matter Voted On	(Issuer / Security	Was a Vote	How was the (For/Against)	Management
Homefed Corporation	HFDC	43739D208	7/9/2003	1) A vote for election of the following nominees:	Issuer	Yes	For	For
01- Patrick D. Bienvenue, 02-Paul J. Borden, 03-
Timothy M. Considine, 04- Ian M. Cumming, 05-
Michael A. Lobatz, 06- Joseph S. Steinberg
				2) Approval of ammendments to the company's	Issuer	Yes	For	For
restated certificate of incorporation, as amended,
to effect a reverse/forward stock split and to
reduce the number of shares of commons stock
authorized for issuance in connection the reverse/
forward stock split.
				3) Approval of an amendment to the company's	Issuer	Yes	For	For
restated certificate of incorporation, as amended, to
create a class of preffered stock, of which
3,000,000 shares will be authorized.
				4) Approval of an ammendment to the company's	Issuer	Yes	For	For
199 stock incentive plan to increase to 200,000
the number of shares of common stock that would
be available under the plan if the proposed reverse/
forward stock split is effected.
				5) Ratification of the selection of	Issuer	Yes	For	For
PricewaterhouseCoopers LLP as independent
auditors to audit the consolidated financial
statements of the company and its subsidiaries
for the year ended December 31, 2003.
				6)Authorization for the proxies to vote upon such	Issuer	Yes	For	For
other business as may properly be presented to
the meeting or any adjustments or postponements
thereof.

JZ Equity Partners PLC	JZ	G8309P108	7/21/2003	1) Receive the report of the Directors and the	Issuer	Yes	For	For
accounts for the YE 31 March 2003, together with
the report of the Independent Auditors.
				2) Approve the Director's remuneration report	Issuer	Yes	For	For
for the YE 31 March 2003.
				3) Declare a final dividend for the 2.5p per share	Issuer	Yes	For	For
payable on 31 July 2003.
				4) Re-elect Mr. John Green-Armytage as a Director.	Issuer	Yes	For	For
				5) Re-elect Mr. Michael Sorkin as a Director.	Issuer	Yes	For	For
				6) Re-appoint PricewaterhouseCoopers LLP, as	Issuer	Yes	For	For
the Auditors fo the Company until the conclusion of
the next general meeting at which accounts are laid
before the Company and that their remuneration be
fixed by the Directors.

Ethan Allen Interiors Inc.	ETH	297602104	11/17/2003	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominee(s) FRANK G. WISNER
				2) PROPOSAL TO RATIFY KPMG LLP AS	Issuer	Yes	For	For
INDEPENDENT AUDITORS FOR THE 2004 FISCAL
YEAR.

Daily Journal Corporation	DJCO	233912104	2/4/2004	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Charles T. Munger,
02- J.P. Guerin, 03-Gerald L. Salzman,
04- Donald W. Killian, Jr., 05- George C. Good
				2) Ratification of appointment of Ernst & Young LLP	Issuer	Yes	For	For
as independent accountants for current fiscal
year.

Gladstone Capital Corporation	GLAD	376535100	2/18/2004	1) Directors recommend a vote for election of the	Issuer	Yes	For	For
following nominees: 01-David Gladstone, 02-Paul
Adelgren, 03-John Outland
				2) To approve an investment advisory agreement	Issuer	Yes	For	For
for the company with Gladstone Management
Corportation.

Alleghany Corporation	Y	017175100	4/23/2004	1) Directors recommend: a vote for the following	Issuer	Yes	For	For
nominees: 01- Allan P. Kirby, 02- Thomas S.
Johnson, 03- James F. Will
				2) Ratification of KPMG LLP as independent	Issuer	Yes	For	For
auditors for Alleghany Corporation for the
year 2004.

Markel Corporation	MKL	570535104	5/11/2004	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Douglas C. Eby, 02-Leslie
A. Grandis, 03- Stewart M. Kasen, 04- Alan I.
Kirshner, 05- Anthony F. Markel, 06- Steven A.
Markel, 07- Jay M. Weinberg
				2) To ratify or reject the selection by the audit	Issuer	Yes	For	For
committee fo the Board of Directorss of KPMG LLP
as the company's independent auditors for the
year ending December 31, 2004.

Berkshire Hathaway Inc.	BRK	084670108	5/1/2004	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Warren E. Buffett,
02-Charles T. Munger, 03- Susan T. Buffett,
04-Howard G. Buffett, 05-Malcom G. Chace,
06-David S. Gottesman, 07- Charlotte Guyman,
08-Donald R. Keough, 09- Thomas S. Murphy,
10-Ronald L. Olson, 11-Walter Scott, Jr.
				2) Shareholder proposal: to approve the stockholder	Security Holder	Yes	Against	For
proposal with respect to political contributions.

Duke Energy Corporation	DUK	264399106	5/13/2004	1) Directors recommend: a vote for the following	Issuer	Yes	For	For
nominees: 01-Paul M. Anderson, 02-Ann M. Gray,
03-Michael E.J. Phelps, 04-James T. Rhodes
				2) Ratification of Deloitte & Touche LLP as Duke	Issuer	Yes	For	For
Energy's independent auditors for 2004.
				3) A shareholder proposal relating to	Security Holder	Yes	Against	For
declassification of Duke Energy's Board of Directors
if properly presented at the annual meeting.

Marsh & Mclennan Co. Inc.	MMC	571748102	5/20/2004	1) Directors recommend: a vote for the following	Issuer	Yes	For	For
nominees: 01-Lewis W. Bernard, 02-Mathis
Cabiallavetta, 03-Zachary W. Carter, 04-Robert
F. Erburu, 05- Oscar Fanjul, 06-Ray J. Groves
				2) Ratification of Deloitte & Touche LLP as	Issuer	Yes	For	For
independent auditors for 2004.

Gladstone Commercial Corp.	GOOD	376536108	5/26/2004	1) Directors recommend: A vote for election of the	Issuer	Yes	For	For
following nominees: 01- David Gladstone, 02- Paul
W. Adelgren, 03-John H. Outland
				2) To approve a change in the company's	Issuer	Yes	For	For
investment policies to permit the company to make
leases to existing and prospective portfolio
companies of current or future affiliates of the
company, such as Gladstone Capital Corporation
and entities advised by Gladstone Management
Corporation.
				3) To approve an amendment to the company's 2003	Issuer	Yes	For	For
equity incentive plan to increase the aggregate
number of shares of common stock authorized for
issuance under such plan by 201,000 shares.
				4) To ratify the selection by the audit committee of	Issuer	Yes	For	For
the board of directors of PricewaterhouseCoopers
LLP as independent auditors of the company for its
fiscal year ending December 31, 2004.

Mercury General Corp.	MCY	589400100	5/12/2004	1) Directors recommend: A vote for the following	Issuer	Yes	For	For
nominees: 01- George Joseph, 02- Charles E.
Mcclung, 03- Donald R. Spuehler, 04- Richard E.
Grayson, 05- Donald P. Newell, 06- Bruce A.
Bunner, 07- Nathan Bessin, 08- Michael D. Curtius,
09- Gabriel Tirador

Williams Companies, Inc.	WMB	969457100	5/20/2004	1) Directors recommend: a vote for the election of	Issuer	Yes	For	For
the following nominees: 01-Charles M. Lillis,
02- William G. Lowrie, 03-Joseph H. Williams
				2) Ratification of Ernst & Young LLP as auditors	Issuer	Yes	For	For
for 2004.
				3) Stockholder proposal on performance and time	Security Holder	Yes	Against	For
based restricted shares.

Limited Brands, Inc.	LTD	532716107	5/17/2004	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Eugene M. Freedman,
02-V. Ann Hailey, 03- David T. Kollat,
04- Leslie H. Wexner
				2) To adopt the 2004 restatement of the 1993 stock	Issuer	Yes	Against	Against
option and performance incentive plan (as amended
and restated, the "stock plan") to increase the
number of shares of commons stock issuable under
the predecessor to the stock plan.

Leucadia National Corp.	LUK	527288104	5/11/2004	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01- Ian M. Cumming, 02-Paul
M. Dougan, 03- Lawrence D. Glaubinger, 04- Alan J.
Hirschfield, 05-James E. Jordan, 06-Jeffrey C. Keil,
07-Jesse Clyde Nichols III, 08-Joseph S. Steinberg
				2) Approval of the ammendment to the company's	Issuer	Yes	For	For
certificate of incorporation extending the expiration
date of certain restrictions on the transferability of
the company's common shares to Dec. 31, 2004.
				3) Ratification of the selection of	Issuer	Yes	For	For
PricewaterhouseCoopers LLP as independent
accountants of the company for 2004.

Countrywide Financial Corp.	CFC	222372104	6/16/2004	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Henry G. Cisneros,
02- Robert J. Donato, 03- Michael E. Dougherty,
04-Martin R. Melone, 05- Harley W. Snyder.
				2) To approve and amend the company's 2000	Issuer	Yes	For	For
equity incentive plan.

Oxford Health Plans, Inc.	OHP	691471106	6/2/2004	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01-Kent J. Thirty, 02- B.H.
Safirstein, M.D.
				2) Ratification of Ernst & Young LLP as independent	Issuer	Yes	For	For
auditors for fiscal year 2004.
				3) Approval of shareholder proposals relating to	Issuer	Yes	Against	For
tobacco investments.

Commerce Bancorp. Inc.	CBH	200519106	6/11/2004	1) Directors recommend: a vote for election of the	Issuer	Yes	For	For
following nominees: 01- Vernon W. Hill, 02- Robert
C. Beck, 03- Jack R. Bershad, 04- Joseph E. Bucklew
05- Donald T. DiFrancesco, 06- John P. Ferguson,
07- Morton N. Kerr, 08- Steven M. Lewis, 09-George
E. Norcross, III, 10- Joseph J. Plumeri, II, 11- Daniel J.
Ragone, 12- WM. A. Schwartz, Jr. 13- Joseph T.
Tarquini, Jr.
				2) The approval of the 2004 employee stock option	Issuer	Yes	For	For
plan, as more fully described in the accompanying
proxy statement.
				3) The amendment to the company's restated	Issuer	Yes	For	For
certificate of incorporation to increase the number
of shares of common stock that bancorp is authorized
to issue by 350,000,000 shares, as more fully
described in the accompanying proxy statement.
				4) The ratification of the appointment of auditors, as	Issuer	Yes	For	For
more fully described in the accompanying proxy
statement.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 26, 2004
Fairholme Funds Inc.

	By:	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz
President

  Print the name and title of each signing officer under his or her signature.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 26, 2004
Fairholme Funds Inc.

	By:	/s/ Keith D. Trauner
Keith D. Trauner
Treasurer

  Print the name and title of each signing officer under his or her signature.